Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Financial Instruments [Line Items]
Summary of Financial Instruments
	2018	2017
	$'000	$'000
Financial Assets
Cash and cash equivalents	16,085	17,375
Trade and other receivables	4,255	4,406
Total Financial Assets	20,340	21,781

Financial Liabilities
Trade and other payables	2,376	919
Total Financial Liabilities	2,376	919

Summary of Group's Remaining Contractual Maturity for its Financial Instrument Liabilities

The following tables detail the Group's remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid.

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2018	%	$'000	$'000	$'000	$'000	$'000
Non-derivatives
Non-interest bearing
Trade payables	-%	580	—	—	—	580
Other payables	-%	1,796	—	—	—	1,796
Total non-derivatives		2,376	—	—	—	2,376

2017	%	$'000	$'000	$'000	$'000	$'000
Non-derivatives
Non-interest bearing
Trade payables	-%	174	—	—	—	174
Other payables	-%	745	—	—	—	745
Total non-derivatives		919	—	—	—	919

2016	%	$'000	$'000	$'000	$'000	$'000
Non-derivatives
Non-interest bearing
Trade payables	-%	538	—	—	—	538
Other payables	-%	295	—	—	—	295
Total non-derivatives		833	—	—	—	833

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Variable Rate Cash and Cash Equivalents Outstanding

As at the reporting date, the Group had the following variable rate cash and cash equivalents outstanding:

	2018		2017
	Weighted average interest rate	Balance	Weighted average interest rate	Balance
	%	$'000%		$'000
Cash and cash equivalents	2%	16,085	1%	17,375
Net exposure to cash flow interest rate risk		16,085		17,375